                   ------------------------------------------------
                                         THE
                                       TURKISH
                                      INVESTMENT
                                      FUND, INC.
                   ------------------------------------------------


                                 THIRD QUARTER REPORT
                                    JULY 31, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER



                      THE TURKISH INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Valerie Y. Lewis
SECRETARY

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Asset Management Limited
25 Cabot Square
Canary Wharf
London EI4 4QA
England
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Investors Bank and Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(800) 342-8756
--------------------------------------------------------------------------------
LEGAL COUNSEL

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

LETTER TO SHAREHOLDERS
---------

For the nine month period ended July 31, 1998, The Turkish Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 10.76% compared to 1.38% for the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index (the "Index"). For the one year period ended July 31, 1998 and for the period since the Fund's commencement of operations on December 5, 1989 through July 31, 1998, the Fund's total return, based on net asset value per share, was 39.15% and -2.01%, respectively, compared to 28.29% and 57.78%, respectively, for the Index. On July 31, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $7 15/16, representing an 18% discount to the Fund's net asset value per share.

The Fund's significant outperformance compared to the Index for the third quarter and the nine months ended July 31 was driven by an overweight position in the beverages, insurance, retail and consumer sectors which performed strongly and, by maintaining an underweight position in banks and utilities. Going forward, the Fund has positioned itself to take advantage of the 30% real yields in domestic T-bills by reducing its holdings in certain equity investments which had become fully valued in the near term.

Turmoil in international financial markets continues to depress the Turkish equity market. Negative sentiment towards emerging markets--particularly the meltdown of the Russian market--limited Turkey's performance thus far this year. There is limited economic exposure to Russia, which purchases approximately 8% of Turkey's exports. But sentiment outweighs the fundamentals and concerns over a weaker yen, a Chinese devaluation and the collapse of emerging markets' debt has eroded Turkey's resistance to contagion.

On the domestic front, the market's performance was shaped by politics, a new anti-inflation program and relations with the International Monetary Fund
(IMF). Prime Minister Yilmaz of the conservative Motherland party continued to face obstacles both within his ruling coalition and from the parliamentary opposition. The ruling coalition--a three-party minority group--nearly collapsed over disagreement on pay increases for public sector employees. A smaller coalition partner objected to a proposed 20% pay increase. But after three weeks of intense negotiations, coalition leaders agreed on a formula for a 30% wage increase. Although higher than the IMF had prescribed, the wage increase has not strained relations. More importantly, the ruling coalition remained intact. Yilmaz also struck a deal with Deniz Baykal, the leader of the center-left opposition CHP party whose support in the Parliament has been necessary to pass any legislation. The terms of the agreement call for the Prime Minister to hand over power to a caretaker administration at the end of the year and call elections for April 1999. In exchange, the CHP party will not block the government's reform bills. The agreement confirms that the support of the opposition is absolutely necessary if Turkey is to have any hope of passing structural reforms.

The Turkish parliament did pass a long-awaited tax reform bill in July that will have a significant impact on both the debt and equity markets. The goal of the new legislation is to increase tax collection by broadening the tax base. From the perspective of the financial markets, the most important new element is a capital gains tax on transactions in the stock and bond markets. Under the new law, unrealized income from government bonds will be taxable on a quarterly basis as opposed to when realized. Turkish banks unsuccessfully lobbied against these measures which would increase the banks' taxable base and lead to lower earnings prospects. The measures may increase the market's stability given that securities held for more than one year would be exempt from the new tax.

Turkey's relations with the IMF took a significant step forward with the signing of a Staff Monitored Program aimed at reducing Turkey's stubborn inflation. The new economic program includes macro economic policy targets agreed to between the IMF and Turkey, but does not include any loan commitments. The IMF will monitor Turkey's compliance with these targets and will be issuing status reports on a quarterly basis. Turkey's ability to meet these targets should lead to a much more stable economic environment domestically and higher credibility abroad. Some of the key features of the program include an increase in the primary surplus to 4.1% of GNP in 1998 and 4.75% in 1999, reducing government debt via accelerated privatization proceeds of at least $5 billion over the next two years, and capping non-interest expenditures at 17.5% of GNP by reducing agricultural subsidies.

If successful, the new program could dramatically change the country's economic environment by reducing inflation which has been a permanent feature of the economy for decades. In June, annual inflation dropped to a seasonally adjusted 76.6% from 79.9% in

May. Although these rates are far from the government's 20% inflation target, the trend is positive. The government's main challenge in the medium-term will be to balance the fight against inflation with economic growth.

Another challenge faced by Turkey is the heightened tensions with Greece over the status of Cyprus which have aggravated Turkish relations with the European Union (EU). In December 1997, Brussels turned down Turkey's membership application and instead offered closer relations through the 1996 customs union agreement. Improved relations were, however, conditional on movement towards a resolution to the Cyprus problem. Turkey responded by backing away from EU negotiations and taking steps toward integrating the Turkish populated Northern portion of Cyprus. The Greek Cypriot president responded in turn by announcing a plan to buy Russian anti-aircraft missiles which would be used to defend the Greek-controlled half of Cyprus. The U.S. and other NATO powers attempted to intervene to ease tensions, but Turkey has stated that it will retaliate if the missiles are deployed. A return to the longer-term process of closer Turko-EU relations will be delayed until this issue is resolved.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR


August 1998

--------------------------------------------------------------------------------
EFFECTIVE AUGUST 1, 1998, JAIDEEP KHANNA ASSUMED PRIMARY RESPONSIBILITY FOR THE DAY-TO-DAY MANAGEMENT OF THE FUND'S ASSETS. MR. KHANNA JOINED MORGAN STANLEY ASSET MANAGEMENT ("MSAM") IN 1994. HE IS A VICE PRESIDENT AND A MEMBER OF MSAM's EMERGING MARKETS GROUP FOCUSING PRIMARILY ON EMERGING EUROPE, THE MIDDLE EAST AND THE AFRICAN MARKETS. PRIOR TO JOINING MSAM, HE WORKED IN EQUITY RESEARCH
AND INVESTMENT BANKING AT SMITH BARNEY. HE ALSO WORKED AS AN AUDITOR WITH PRICE WATERHOUSE, WHERE HE QUALIFIED AS A CERTIFIED PUBLIC ACCOUNTANT.

The Turkish Investment Fund, Inc.
Investment Summary as of July 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



HISTORICAL
INFORMATION


                                                                        TOTAL RETURN (%)
                                          -------------------------------------------------------------------------
                                            MARKET VALUE (1)         NET ASSET VALUE (2)             INDEX (3)
                                          ---------------------     ---------------------     ---------------------
                                                        AVERAGE                   AVERAGE                   AVERAGE
                                          CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                                          ----------    -------     ----------    -------     ----------    -------
               Fiscal Year to Date          6.10%          --         10.76%         --          1.38%         --
               One Year                    19.85         19.85%       39.15        39.15%       28.29        28.29%
               Five Year                   -3.86         -0.78        35.66         6.29        79.10        12.36
               Since Inception*           -19.65         -2.50        -2.01        -0.23        57.78         5.41

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION


                                        [GRAPH]



                                                               YEARS ENDED OCTOBER 31:
                                                                                                                        NINE MONTHS
                                                                                                                          ENDED
                                  1990*       1991       1992       1993       1994       1995       1996       1997   JULY 31, 1998
                                 --------    -------    -------    -------    -------    -------    -------    ------- -------------
Net Asset Value Per Share . . .  $  12.78    $  5.16    $  4.69    $  9.41    $  4.89    $  5.93    $  5.57    $  8.74    $ 9.68
Market Value Per Share. . . . .  $   9.38    $  7.00    $  6.00    $ 10.38    $  6.88    $  5.88    $  5.38    $  7.63    $ 7.94
Premium/(Discount). . . . . . .     -26.6%      35.7%      27.9%      10.3%      40.7%      -0.8%      -3.5%     -12.7%    -18.0%
Income Dividends. . . . . . . .  $   0.03        --     $  0.07    $  0.04    $  0.12        --     $  0.12    $  0.14    $ 0.14
Capital Gains Distributions . .       --     $  0.07    $  0.17        --         --         --         --         --         --
Fund Total Return (2) . . . . .     14.80%    -59.27%     -6.36%    102.39%    -47.61%     21.27%     -4.09%     60.76%    10.76%
Index Total Return (3). . . . .     93.17%    -64.65%    -21.03%    156.26%    -45.26%     26.48%     -4.24%     87.70%     1.38%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International (MSCI) Turkey Index is an unmanaged index of common stocks.
 *   The Fund commenced operations on December 5, 1989.

The Turkish Investment Fund, Inc.
Portfolio Summary as of July 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS


                                         [CHART]

Equity Securities                        (90.7%)
Short-Term Investments                    (9.3%)

--------------------------------------------------------------------------------
SECTORS


                                         [CHART]

Appliances & Household Durables           (4.2%)
Automobiles                               (3.2%)
Banking                                  (25.3%)
Beverages & Tobacco                       (8.8%)
Building Materials &
Components                                (6.0%)
Electrical & Electronics                  (6.0%)
Other                                    (18.5%)
Utilities -- Electrical & Gas             (4.2%)
Metals -- Steel                           (7.1%)
Merchandising                            (12.1%)
Insurance                                 (4.6%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*




                                                              PERCENT OF
                                                              NET ASSETS
                                                              ----------
     1.   Yapi Ve Kredi Bankasi                                  10.3%
     2.   Turkiye Is Bankasi                                     10.2
     3.   Carsi Buyuk Magazacilik                                 7.3
     4.   Eregli Demir Ve Celik Fabrikalari TAS                   7.1
     5.   Vestel Elektronik Sanayi Ve Ticaret AS                  6.0
     6.   Migros Turk TAS                                         4.8
     7.   Arcelik                                                 4.2
     8.   Turcas Petroculuk AS                                    4.2
     9.   Turkiye Garanti Bankasi                                 4.0
     10.  Aksigorta AS                                            4.0
                                                                 ----
                                                                 62.1%
                                                                 ----
                                                                 ----

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
-------------
JULY 31, 1998


                                                                        VALUE
                                                    SHARES              (000)
-----------------------------------------------------------------------------
TURKISH COMMON STOCKS (91.7%)
(Unless otherwise noted)
-----------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (4.2%)
  Arcelik                                         67,662,200    U.S. $  2,868
                                                                -------------
-----------------------------------------------------------------------------
AUTOMOBILES (3.2%)
  Tofas Turk Otomobil Fabrikasi AS                27,785,000            1,127
  Uzel Makina Sanayii AS                           5,515,000            1,077
                                                                -------------
                                                                        2,204
                                                                -------------
-----------------------------------------------------------------------------
BANKING (25.3%)
  Akbank T.A.S.                                   18,288,000              553
  Turkiye Garanti Bankasi                         59,448,000            2,574
  Turkiye Garanti Bankasi
    GDS                                               38,801              172
  Turkiye Is Bankasi                             168,250,000            6,977
  Yapi Ve Kredi Bankasi                          226,153,075            7,002
                                                                -------------
                                                                       17,278
                                                                -------------
-----------------------------------------------------------------------------
BEVERAGES & TOBACCO (8.8%)
  Ege Biracilik Ve Malt Sanayii                   17,755,000            2,454
  Erciyas Biracilik                                7,012,000            1,073
  Guney Biracilik Ve Malt Sanayii                 21,542,000            2,461
                                                                -------------
                                                                        5,988
                                                                -------------
-----------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (6.0%)
  Adana Cimento                                   17,200,000              666
  Goltas Cimento                                  72,510,000            2,191
  Turk Sise Ve Cam Fabrikalari                    38,841,000            1,260
                                                                -------------
                                                                        4,117
                                                                -------------
-----------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (6.0%)
  Vestel Elektronik Sanayi Ve
    Ticaret AS                                    25,629,700            4,110
                                                                -------------
-----------------------------------------------------------------------------
FINANCIAL SERVICES (0.9%)
  Global Menkul Degerler S.A.                     27,793,705              522
  Global Securities Services,
    Inc. Ltd.                                      4,242,500               80
  Global Securities Services,
    Inc. Ltd. - New                                    1,360               --@
                                                                -------------
                                                                          602
                                                                -------------
-----------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (3.0%)
  Pinar Sut                                       29,352,500            2,029
                                                                -------------
-----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (2.7%)
  Kartonsan                                       23,905,000            1,806
                                                                -------------
-----------------------------------------------------------------------------
INSURANCE (4.6%)
  Aksigorta AS                                    39,748,000            2,711
  Gunes Sigorta                                    4,738,000              435
                                                                -------------
                                                                        3,146
                                                                -------------
-----------------------------------------------------------------------------
MERCHANDISING (12.1%)
  Carsi Buyuk Magazacilik                         42,735,000    U.S. $  4,962
  Migros Turk TAS                                  3,084,000            3,296
                                                                -------------
                                                                        8,258
                                                                -------------
-----------------------------------------------------------------------------
METALS -- NON-FERROUS (0.0%)
  Rabak Elektrolitik Bakir Ve
    Mamulleri                                      3,272,280               --
                                                                -------------
-----------------------------------------------------------------------------
METALS -- STEEL (7.1%)
  Eregli Demir Ve Celik
    Fabrikalari TAS                               32,457,200            4,845
                                                                -------------
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (1.4%)
  Netas Telekomunik                                3,292,000              197
  Netas Telekomunik (Rights)                       3,292,000              765
                                                                -------------
                                                                          962
                                                                -------------
-----------------------------------------------------------------------------
TEXTILES & APPAREL (0.0%)
  Mensucat Santral                                 3,606,400               --
                                                                -------------
-----------------------------------------------------------------------------
TRANSPORTATION -- AIRLINES (2.2%)
  Usas Ucak Servisi                                  660,000            1,484
                                                                -------------
-----------------------------------------------------------------------------
UTILITIES -- ELECTRICAL & GAS (4.2%)
  Turcas Petroculuk AS                            70,022,000            2,839
                                                                -------------
-----------------------------------------------------------------------------
TOTAL TURKISH COMMON STOCKS
  (Cost U.S.$47,642)                                                   62,536
                                                                -------------
-----------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
                                                        (000)
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENT (9.2%)
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.2%)
  Chase Securities, Inc., 5.39%,
    dated 7/31/98, due
    8/3/98, to be repurchased
    at U.S.$6,280, collateralized
    by U.S.$4,915 U.S. Treasury
    Bond 8.125%, due 5/15/21,
    valued at U.S.$6,423
    (Cost U.S.$6,277)                       U.S. $     6,277            6,277
                                                                -------------
-----------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (0.2%)
  Turkish Lira
  (Cost U.S.$124)                           TRL   33,391,119              123
                                                                -------------
-----------------------------------------------------------------------------


                                                      AMOUNT           AMOUNT
                                                       (000)            (000)
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (101.1%)
  (Cost U.S.$54,043)                                            U.S. $ 68,936
                                                                -------------
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.1%)
  Other Assets                              U.S. $     6,592
  Liabilities                                         (7,315)            (723)
                                            ----------------    -------------
-----------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 7,046,430 issued and
    outstanding U.S.$0.01 par value shares
    (30,000,000 shares authorized)                              U.S. $ 68,213
                                                                -------------
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S. $   9.68
                                                                -------------
-----------------------------------------------------------------------------

  @ -- Value is less than U.S.$500.
GDS -- Global Depositary Shares
       July 31, 1998 exchange rate -- Turkish Lira (TRL)
       271,300 = U.S.$1.00


                                          7